Quarterly Holdings Report
for

Fidelity® Mid Cap Index Fund

July 31, 2019

MCX-QTLY-0919
1.929304.107

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	1,542,291	$18,646,298
GCI Liberty, Inc. (a)	138,797	8,290,345
Zayo Group Holdings, Inc. (a)	319,602	10,780,175
		37,716,818
Entertainment - 0.9%
Cinemark Holdings, Inc.	151,418	6,044,607
Lions Gate Entertainment Corp.:
Class A (b)	47,767	616,672
Class B	169,689	2,068,509
Live Nation Entertainment, Inc. (a)	182,650	13,161,759
Spotify Technology SA (a)	167,065	25,885,051
Take-Two Interactive Software, Inc. (a)	158,876	19,465,488
The Madison Square Garden Co. (a)	26,256	7,615,290
Viacom, Inc.:
Class A	22,241	777,545
Class B (non-vtg.)	491,881	14,928,588
World Wrestling Entertainment, Inc. Class A	61,584	4,482,084
Zynga, Inc. (a)	1,194,191	7,618,939
		102,664,532
Interactive Media & Services - 0.9%
IAC/InterActiveCorp (a)	105,198	25,147,582
Match Group, Inc. (b)	77,481	5,833,544
TripAdvisor, Inc. (a)	149,290	6,591,154
Twitter, Inc. (a)	1,066,263	45,113,588
Zillow Group, Inc.:
Class A (a)	81,533	4,063,605
Class C (a)(b)	172,956	8,640,882
		95,390,355
Media - 2.2%
Altice U.S.A., Inc. Class A (a)	465,531	12,015,355
AMC Networks, Inc. Class A (a)	61,611	3,288,795
Cable One, Inc.	6,180	7,519,824
CBS Corp. Class B	468,315	24,122,906
Discovery Communications, Inc.:
Class A (a)(b)	222,191	6,734,609
Class C (non-vtg.) (a)	492,683	13,913,368
DISH Network Corp. Class A (a)	315,954	10,698,202
Fox Corp.:
Class A	493,643	18,422,757
Class B	233,791	8,697,025
Interpublic Group of Companies, Inc.	545,918	12,512,441
John Wiley & Sons, Inc. Class A	62,020	2,822,530
Liberty Broadband Corp.:
Class A (a)	36,690	3,602,591
Class C (a)	147,413	14,669,068
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	276,706	10,896,682
Liberty Media Class A (a)	38,403	1,439,344
Liberty SiriusXM Series A (a)	114,828	4,780,290
Liberty SiriusXM Series C (a)	224,408	9,393,719
News Corp.:
Class A	526,348	6,926,740
Class B	189,372	2,548,947
Nexstar Broadcasting Group, Inc. Class A	63,119	6,423,621
Omnicom Group, Inc.	308,908	24,780,600
Sinclair Broadcast Group, Inc. Class A	85,190	4,280,798
Sirius XM Holdings, Inc. (b)	1,999,633	12,517,703
The New York Times Co. Class A	229,231	8,178,962
Tribune Media Co. Class A	123,595	5,743,460
		236,930,337
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	802,164	5,879,862
Telephone & Data Systems, Inc.	141,949	4,590,631
U.S. Cellular Corp. (a)	21,509	1,030,066
		11,500,559

TOTAL COMMUNICATION SERVICES		484,202,601

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.6%
Aptiv PLC	364,397	31,939,397
BorgWarner, Inc.	291,973	11,036,579
Gentex Corp.	361,900	9,923,298
Lear Corp.	88,028	11,160,190
The Goodyear Tire & Rubber Co.	329,184	4,519,696
		68,579,160
Automobiles - 0.1%
Harley-Davidson, Inc. (b)	224,083	8,017,690
Thor Industries, Inc.	75,013	4,470,775
		12,488,465
Distributors - 0.4%
Genuine Parts Co.	199,038	19,330,571
LKQ Corp. (a)	443,176	11,934,730
Pool Corp.	54,525	10,325,399
		41,590,700
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	81,335	12,368,613
Frontdoor, Inc. (a)	119,433	5,450,922
Graham Holdings Co.	5,951	4,419,986
Grand Canyon Education, Inc. (a)	67,223	7,311,846
H&R Block, Inc.	288,451	7,987,208
Service Corp. International	251,051	11,583,493
ServiceMaster Global Holdings, Inc. (a)	192,192	10,230,380
		59,352,448
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	346,466	12,538,605
Caesars Entertainment Corp. (a)(b)	805,703	9,539,524
Chipotle Mexican Grill, Inc. (a)	36,203	28,800,573
Choice Hotels International, Inc.	47,571	4,082,068
Darden Restaurants, Inc.	174,230	21,179,399
Domino's Pizza, Inc.	58,003	14,183,474
Dunkin' Brands Group, Inc.	116,888	9,369,742
Extended Stay America, Inc. unit	263,712	4,409,265
Hilton Grand Vacations, Inc. (a)	126,881	4,149,009
Hilton Worldwide Holdings, Inc.	406,848	39,281,174
Hyatt Hotels Corp. Class A	53,560	4,142,866
International Game Technology PLC (b)	137,656	1,837,708
MGM Mirage, Inc.	736,320	22,104,326
Norwegian Cruise Line Holdings Ltd. (a)	303,941	15,026,843
Planet Fitness, Inc. (a)	119,903	9,431,570
Royal Caribbean Cruises Ltd.	242,859	28,254,216
Six Flags Entertainment Corp.	111,875	5,910,356
Vail Resorts, Inc.	56,875	14,020,825
Wendy's Co.	261,721	4,760,705
Wyndham Destinations, Inc.	130,399	6,136,577
Wyndham Hotels & Resorts, Inc.	135,631	7,669,933
Wynn Resorts Ltd.	138,483	18,012,484
Yum China Holdings, Inc.	512,657	23,325,894
		308,167,136
Household Durables - 1.4%
D.R. Horton, Inc.	481,783	22,128,293
Garmin Ltd.	205,374	16,140,343
Leggett & Platt, Inc. (b)	185,727	7,423,508
Lennar Corp.:
Class A	396,237	18,848,994
Class B	24,515	931,570
Mohawk Industries, Inc. (a)	83,950	10,467,726
Newell Brands, Inc.	537,670	7,629,537
NVR, Inc. (a)	4,500	15,048,630
PulteGroup, Inc.	363,448	11,452,246
Roku, Inc. Class A (a)	115,926	11,978,634
Tempur Sealy International, Inc. (a)	64,623	5,184,057
Toll Brothers, Inc.	190,965	6,869,011
Whirlpool Corp.	87,724	12,762,088
		146,864,637
Internet & Direct Marketing Retail - 0.6%
Etsy, Inc. (a)	168,955	11,323,364
Expedia, Inc. (b)	195,837	25,995,403
GrubHub, Inc. (a)(b)	129,095	8,730,695
Liberty Interactive Corp. QVC Group Series A (a)	558,517	7,897,430
Wayfair LLC Class A (a)	87,028	11,414,592
		65,361,484
Leisure Products - 0.4%
Brunswick Corp.	122,632	6,028,589
Hasbro, Inc.	164,280	19,904,165
Mattel, Inc. (a)(b)	486,216	7,098,754
Polaris Industries, Inc.	80,932	7,661,832
		40,693,340
Multiline Retail - 1.1%
Dollar General Corp.	367,384	49,236,804
Dollar Tree, Inc. (a)	333,785	33,962,624
Kohl's Corp.	230,450	12,412,037
Macy's, Inc.	435,832	9,906,461
Nordstrom, Inc. (b)	153,325	5,076,591
Ollie's Bargain Outlet Holdings, Inc. (a)	74,122	6,277,392
		116,871,909
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	97,159	14,636,032
AutoNation, Inc. (a)	76,307	3,714,625
AutoZone, Inc. (a)	35,089	39,406,351
Best Buy Co., Inc.	324,396	24,826,026
Burlington Stores, Inc. (a)	92,537	16,726,063
CarMax, Inc. (a)	235,098	20,632,200
Carvana Co. Class A (a)(b)	55,423	3,522,686
Dick's Sporting Goods, Inc.	95,524	3,550,627
Five Below, Inc. (a)	77,491	9,102,093
Floor & Decor Holdings, Inc. Class A (a)(b)	93,777	3,671,370
Foot Locker, Inc.	158,107	6,491,873
Gap, Inc.	305,702	5,961,189
IAA Spinco, Inc. (a)	187,945	8,786,429
L Brands, Inc.	320,849	8,326,032
O'Reilly Automotive, Inc. (a)	109,177	41,570,235
Penske Automotive Group, Inc.	49,602	2,280,204
Tiffany & Co., Inc.	171,001	16,060,414
Tractor Supply Co.	170,671	18,570,712
Ulta Beauty, Inc. (a)	79,853	27,888,660
Urban Outfitters, Inc. (a)(b)	103,686	2,468,764
Williams-Sonoma, Inc. (b)	110,738	7,384,010
		285,576,595
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	201,625	7,175,834
Carter's, Inc.	62,641	5,826,866
Columbia Sportswear Co.	42,304	4,483,378
Hanesbrands, Inc.	509,006	8,189,907
lululemon athletica, Inc. (a)	167,082	31,927,699
PVH Corp.	105,518	9,382,661
Ralph Lauren Corp.	73,765	7,688,526
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	186,086	7,060,103
Tapestry, Inc.	411,484	12,727,200
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	262,581	6,057,744
Class C (non-vtg.) (a)(b)	277,747	5,649,374
		106,169,292

TOTAL CONSUMER DISCRETIONARY		1,251,715,166

CONSUMER STAPLES - 3.9%
Beverages - 0.3%
Brown-Forman Corp.:
Class A	68,473	3,653,719
Class B (non-vtg.)	246,354	13,502,663
Molson Coors Brewing Co. Class B	246,482	13,307,563
		30,463,945
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	51,794	8,385,967
Kroger Co.	1,125,506	23,815,707
Sprouts Farmers Market LLC (a)	165,524	2,802,321
U.S. Foods Holding Corp. (a)	308,958	10,927,844
		45,931,839
Food Products - 2.5%
Archer Daniels Midland Co.	788,722	32,400,700
Beyond Meat, Inc. (b)	13,559	2,664,479
Bunge Ltd.	194,884	11,387,072
Campbell Soup Co. (b)	236,861	9,791,834
Conagra Brands, Inc.	683,028	19,719,018
Flowers Foods, Inc.	275,156	6,521,197
Hormel Foods Corp. (b)	393,339	16,122,966
Ingredion, Inc.	94,587	7,310,629
Kellogg Co.	348,636	20,297,588
Lamb Weston Holdings, Inc.	206,922	13,888,605
McCormick & Co., Inc. (non-vtg.)	173,738	27,544,423
Pilgrim's Pride Corp. (a)	75,666	2,047,522
Post Holdings, Inc. (a)	91,486	9,809,129
Seaboard Corp.	357	1,457,145
The Hain Celestial Group, Inc. (a)(b)	129,170	2,812,031
The Hershey Co.	204,384	31,013,228
The J.M. Smucker Co.	155,489	17,288,822
TreeHouse Foods, Inc. (a)	78,479	4,656,944
Tyson Foods, Inc. Class A	407,448	32,392,116
		269,125,448
Household Products - 0.6%
Church & Dwight Co., Inc.	348,339	26,278,694
Clorox Co.	180,560	29,359,056
Energizer Holdings, Inc. (b)	90,342	3,801,591
Spectrum Brands Holdings, Inc. (b)	49,629	2,486,909
		61,926,250
Personal Products - 0.1%
Coty, Inc. Class A	408,784	4,459,833
Herbalife Nutrition Ltd. (a)	144,783	5,938,999
Nu Skin Enterprises, Inc. Class A	76,917	3,075,142
		13,473,974

TOTAL CONSUMER STAPLES		420,921,456

ENERGY - 4.1%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	730,551	18,548,690
Halliburton Co.	1,233,434	28,368,982
Helmerich & Payne, Inc.	151,101	7,506,698
National Oilwell Varco, Inc.	546,781	13,024,323
Patterson-UTI Energy, Inc.	286,686	3,334,158
Transocean Ltd. (United States) (a)(b)	821,361	4,993,875
		75,776,726
Oil, Gas & Consumable Fuels - 3.4%
Antero Midstream GP LP (b)	317,425	2,894,916
Antero Resources Corp. (a)	370,871	1,709,715
Apache Corp.	532,683	13,008,119
Cabot Oil & Gas Corp.	590,066	11,305,665
Centennial Resource Development, Inc. Class A (a)	254,846	1,516,334
Cheniere Energy, Inc. (a)	329,696	21,479,694
Chesapeake Energy Corp. (a)(b)	1,824,482	3,302,312
Cimarex Energy Co.	141,864	7,188,249
Concho Resources, Inc.	281,635	27,510,107
Continental Resources, Inc. (a)	123,331	4,584,213
Devon Energy Corp.	584,551	15,782,877
Diamondback Energy, Inc.	232,767	24,075,091
EQT Corp.	357,084	5,395,539
Equitrans Midstream Corp.	288,907	4,792,967
Hess Corp.	380,685	24,683,615
HollyFrontier Corp.	222,912	11,094,330
Kosmos Energy Ltd.	513,592	3,086,688
Marathon Oil Corp.	1,156,397	16,270,506
Murphy Oil Corp. (b)	234,023	5,625,913
Noble Energy, Inc.	671,389	14,824,269
ONEOK, Inc.	582,351	40,811,158
Parsley Energy, Inc. Class A (a)	381,411	6,327,608
PBF Energy, Inc. Class A	169,020	4,720,729
Pioneer Natural Resources Co.	237,208	32,744,192
Range Resources Corp. (b)	291,226	1,657,076
Targa Resources Corp.	324,158	12,612,988
The Williams Companies, Inc.	1,718,689	42,348,497
WPX Energy, Inc. (a)	591,367	6,173,871
		367,527,238

TOTAL ENERGY		443,303,964

FINANCIALS - 13.3%
Banks - 4.0%
Associated Banc-Corp.	227,236	4,924,204
Bank of Hawaii Corp.	56,941	4,854,220
Bank OZK	172,329	5,269,821
BankUnited, Inc.	137,811	4,742,077
BOK Financial Corp.	45,982	3,847,774
CIT Group, Inc.	135,561	6,852,609
Citizens Financial Group, Inc.	648,749	24,172,388
Comerica, Inc.	217,414	15,914,705
Commerce Bancshares, Inc.	140,943	8,573,563
Cullen/Frost Bankers, Inc.	79,617	7,558,838
East West Bancorp, Inc.	204,477	9,816,941
Fifth Third Bancorp	1,038,505	30,833,213
First Citizens Bancshares, Inc.	10,470	4,889,699
First Hawaiian, Inc.	191,908	5,135,458
First Horizon National Corp.	439,518	7,208,095
First Republic Bank	235,222	23,371,658
FNB Corp., Pennsylvania	460,191	5,545,302
Huntington Bancshares, Inc.	1,474,829	21,016,313
KeyCorp	1,420,942	26,102,705
M&T Bank Corp.	192,873	31,679,390
PacWest Bancorp	167,270	6,461,640
Peoples United Financial, Inc.	559,564	9,188,041
Pinnacle Financial Partners, Inc.	106,313	6,457,452
Popular, Inc.	134,917	7,765,823
Prosperity Bancshares, Inc.	94,569	6,562,143
Regions Financial Corp.	1,435,129	22,861,605
Signature Bank	76,380	9,735,395
Sterling Bancorp	293,456	6,412,014
SunTrust Banks, Inc.	627,886	41,817,208
SVB Financial Group (a)	73,350	17,015,000
Synovus Financial Corp.	212,191	8,099,330
TCF Financial Corp.	228,190	4,878,702
Texas Capital Bancshares, Inc. (a)	71,258	4,484,266
Umpqua Holdings Corp.	310,998	5,430,025
Webster Financial Corp.	130,502	6,655,602
Western Alliance Bancorp.	137,104	6,778,422
Wintrust Financial Corp.	79,754	5,705,601
Zions Bancorp NA	254,890	11,487,892
		440,105,134
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	71,713	6,152,258
Ameriprise Financial, Inc.	189,448	27,566,578
BGC Partners, Inc. Class A	402,407	2,217,263
Cboe Global Markets, Inc.	156,715	17,130,517
E*TRADE Financial Corp.	346,827	16,921,689
Eaton Vance Corp. (non-vtg.)	157,545	7,010,753
Evercore, Inc. Class A	57,325	4,951,160
FactSet Research Systems, Inc.	53,036	14,706,883
Franklin Resources, Inc. (b)	398,482	13,002,468
Interactive Brokers Group, Inc.	103,292	5,294,748
Invesco Ltd.	557,224	10,693,129
Janus Henderson Group PLC	232,038	4,657,003
Lazard Ltd. Class A	150,578	5,828,874
Legg Mason, Inc.	119,937	4,516,827
LPL Financial	117,600	9,863,112
MarketAxess Holdings, Inc.	52,102	17,560,458
Morningstar, Inc.	27,778	4,221,700
MSCI, Inc.	116,473	26,467,325
Northern Trust Corp.	283,349	27,768,202
Raymond James Financial, Inc.	178,490	14,398,788
SEI Investments Co.	182,777	10,891,681
State Street Corp.	527,549	30,645,321
T. Rowe Price Group, Inc.	326,521	37,024,216
The NASDAQ OMX Group, Inc.	163,937	15,798,609
Virtu Financial, Inc. Class A (b)	65,672	1,423,769
		336,713,331
Consumer Finance - 1.1%
Ally Financial, Inc.	562,930	18,526,026
Credit Acceptance Corp. (a)	14,811	7,080,102
Discover Financial Services	457,636	41,068,255
Navient Corp.	298,690	4,226,464
OneMain Holdings, Inc.	91,275	3,783,349
Santander Consumer U.S.A. Holdings, Inc.	149,963	4,035,504
SLM Corp.	615,384	5,606,148
Synchrony Financial	975,005	34,983,179
		119,309,027
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	416,748	9,368,495
Jefferies Financial Group, Inc.	364,396	7,772,567
Voya Financial, Inc.	203,532	11,432,392
		28,573,454
Insurance - 4.0%
Alleghany Corp. (a)	19,791	13,571,282
American Financial Group, Inc.	104,127	10,660,522
American National Insurance Co.	10,544	1,276,035
Arch Capital Group Ltd. (a)	542,418	20,986,152
Arthur J. Gallagher & Co.	260,163	23,526,540
Assurant, Inc.	86,897	9,850,644
Assured Guaranty Ltd.	139,640	6,100,872
Athene Holding Ltd. (a)	219,340	8,962,232
Axis Capital Holdings Ltd.	116,801	7,436,720
Brighthouse Financial, Inc. (a)	162,999	6,384,671
Brown & Brown, Inc.	333,483	11,982,044
Cincinnati Financial Corp.	215,330	23,111,369
CNA Financial Corp.	39,923	1,911,912
Erie Indemnity Co. Class A	34,643	7,717,421
Everest Re Group Ltd.	56,871	14,026,663
First American Financial Corp.	154,327	8,923,187
FNF Group	373,911	16,033,304
Hanover Insurance Group, Inc.	57,435	7,449,894
Hartford Financial Services Group, Inc.	509,723	29,375,336
Kemper Corp.	86,886	7,647,706
Lincoln National Corp.	285,237	18,637,386
Loews Corp.	371,610	19,895,999
Markel Corp. (a)	19,189	21,375,203
Mercury General Corp.	38,783	2,199,384
Old Republic International Corp.	399,453	9,111,523
Primerica, Inc.	59,381	7,285,455
Principal Financial Group, Inc.	391,242	22,707,686
Reinsurance Group of America, Inc.	88,496	13,798,296
RenaissanceRe Holdings Ltd.	61,658	11,169,347
Torchmark Corp.	153,323	14,001,456
Unum Group	300,111	9,588,546
W.R. Berkley Corp.	203,270	14,104,905
White Mountains Insurance Group Ltd.	4,376	4,708,576
Willis Group Holdings PLC	182,598	35,646,782
		441,165,050
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	758,991	13,009,106
Annaly Capital Management, Inc.	2,059,807	19,671,157
Chimera Investment Corp.	262,748	5,065,781
MFA Financial, Inc.	637,150	4,574,737
New Residential Investment Corp.	584,865	9,176,532
Starwood Property Trust, Inc.	385,219	8,948,637
Two Harbors Investment Corp.	385,324	5,186,461
		65,632,411
Thrifts & Mortgage Finance - 0.2%
LendingTree, Inc. (a)(b)	10,794	3,481,497
MGIC Investment Corp.	498,802	6,409,606
New York Community Bancorp, Inc.	642,175	7,404,278
TFS Financial Corp.	69,087	1,240,803
		18,536,184

TOTAL FINANCIALS		1,450,034,591

HEALTH CARE - 10.5%
Biotechnology - 1.6%
Agios Pharmaceuticals, Inc. (a)(b)	73,271	3,525,068
Alkermes PLC(a)	220,307	5,102,310
Alnylam Pharmaceuticals, Inc. (a)	150,034	11,641,138
BioMarin Pharmaceutical, Inc. (a)	253,152	20,080,017
bluebird bio, Inc. (a)(b)	77,598	10,183,186
Exact Sciences Corp. (a)(b)	180,914	20,825,011
Exelixis, Inc. (a)	422,697	8,990,765
Incyte Corp. (a)	251,627	21,368,165
Ionis Pharmaceuticals, Inc. (a)	181,176	11,932,251
Moderna, Inc. (b)	35,745	468,260
Neurocrine Biosciences, Inc. (a)	127,954	12,333,486
Sage Therapeutics, Inc. (a)(b)	71,402	11,448,597
Sarepta Therapeutics, Inc. (a)(b)	99,896	14,869,520
Seattle Genetics, Inc. (a)(b)	154,542	11,700,375
United Therapeutics Corp. (a)	61,161	4,846,398
		169,314,547
Health Care Equipment & Supplies - 3.2%
Abiomed, Inc. (a)	62,793	17,491,618
Align Technology, Inc. (a)	112,090	23,435,777
Cantel Medical Corp.	52,436	4,838,794
Dentsply Sirona, Inc.	315,651	17,187,197
DexCom, Inc. (a)	128,201	20,110,891
Hill-Rom Holdings, Inc.	94,259	10,051,780
Hologic, Inc. (a)	377,168	19,329,860
ICU Medical, Inc. (a)	27,038	6,879,549
IDEXX Laboratories, Inc. (a)	120,297	33,929,769
Insulet Corp. (a)(b)	84,041	10,332,001
Integra LifeSciences Holdings Corp. (a)	100,384	6,363,342
Masimo Corp. (a)	66,707	10,529,700
Penumbra, Inc. (a)(b)	44,247	7,415,797
ResMed, Inc.	201,000	25,868,700
STERIS PLC	118,635	17,660,006
Teleflex, Inc.	65,361	22,205,746
The Cooper Companies, Inc.	68,900	23,246,860
Varian Medical Systems, Inc. (a)	128,728	15,108,805
West Pharmaceutical Services, Inc.	103,552	14,214,583
Zimmer Biomet Holdings, Inc.	290,481	39,252,698
		345,453,473
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)(b)	123,079	3,931,143
AmerisourceBergen Corp.	214,890	18,727,664
Cardinal Health, Inc.	422,313	19,312,373
Centene Corp. (a)	579,294	30,175,424
Chemed Corp.	22,009	8,922,229
Covetrus, Inc. (a)(b)	135,695	3,211,901
DaVita HealthCare Partners, Inc. (a)	180,050	10,775,993
Elanco Animal Health, Inc.	529,200	17,442,432
Encompass Health Corp.	138,666	8,852,437
Guardant Health, Inc.	48,197	4,530,036
Henry Schein, Inc. (a)(b)	210,475	14,005,007
Laboratory Corp. of America Holdings (a)	138,939	23,275,061
McKesson Corp.	271,601	37,738,959
MEDNAX, Inc. (a)	118,252	2,905,452
Molina Healthcare, Inc. (a)	88,218	11,713,586
Premier, Inc. (a)(b)	73,120	2,833,400
Quest Diagnostics, Inc.	190,037	19,398,977
Universal Health Services, Inc. Class B	114,323	17,246,768
Wellcare Health Plans, Inc. (a)	70,907	20,368,036
		275,366,878
Health Care Technology - 0.7%
Cerner Corp.	458,325	32,838,986
Medidata Solutions, Inc. (a)	85,290	7,792,947
Veeva Systems, Inc. Class A (a)	180,239	29,901,650
		70,533,583
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	449,699	31,213,608
Bio-Rad Laboratories, Inc. Class A (a)	29,976	9,439,442
Bio-Techne Corp.	53,067	11,152,030
Bruker Corp.	146,618	7,015,671
Charles River Laboratories International, Inc. (a)	68,227	9,179,261
IQVIA Holdings, Inc. (a)	254,222	40,464,516
Mettler-Toledo International, Inc. (a)	34,618	26,197,172
PerkinElmer, Inc.	156,098	13,443,160
PRA Health Sciences, Inc. (a)	82,887	8,281,240
QIAGEN NV (a)	313,042	11,807,944
Waters Corp. (a)	97,465	20,522,230
		188,716,274
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	205,377	11,601,747
Corteva, Inc.	1,062,671	31,348,795
Horizon Pharma PLC (a)	258,127	6,424,781
Jazz Pharmaceuticals PLC (a)	78,405	10,928,089
Mylan NV (a)	728,568	15,227,071
Nektar Therapeutics (a)	236,257	6,723,874
Perrigo Co. PLC	177,869	9,606,705
		91,861,062

TOTAL HEALTH CARE		1,141,245,817

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.9%
Arconic, Inc.	564,381	14,132,100
BWX Technologies, Inc.	134,560	7,254,130
Curtiss-Wright Corp.	60,264	7,648,104
Harris Corp.	312,808	64,938,941
HEICO Corp.	55,142	7,540,669
HEICO Corp. Class A	107,901	11,371,686
Hexcel Corp.	119,783	9,793,458
Huntington Ingalls Industries, Inc.	57,521	13,132,044
Spirit AeroSystems Holdings, Inc. Class A	145,225	11,159,089
Teledyne Technologies, Inc. (a)	50,642	14,751,002
Textron, Inc.	329,776	16,257,957
TransDigm Group, Inc. (a)	69,656	33,813,809
		211,792,989
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	190,584	15,957,598
Expeditors International of Washington, Inc.	242,712	18,531,061
XPO Logistics, Inc. (a)(b)	129,752	8,755,665
		43,244,324
Airlines - 0.7%
Alaska Air Group, Inc.	170,567	10,807,125
American Airlines Group, Inc.	564,582	17,225,397
Copa Holdings SA Class A	44,383	4,487,121
JetBlue Airways Corp. (a)	425,401	8,180,461
United Continental Holdings, Inc. (a)	340,909	31,332,946
		72,033,050
Building Products - 0.7%
A.O. Smith Corp.	196,273	8,920,608
Allegion PLC	132,877	13,758,085
Armstrong World Industries, Inc.	69,119	6,753,617
Fortune Brands Home & Security, Inc.	197,607	10,856,529
Lennox International, Inc.	50,252	12,888,633
Masco Corp.	414,269	16,889,747
Owens Corning	152,116	8,822,728
Resideo Technologies, Inc. (a)	172,137	3,246,504
		82,136,451
Commercial Services & Supplies - 0.9%
Cintas Corp.	120,928	31,494,488
Clean Harbors, Inc. (a)	72,633	5,651,574
Copart, Inc. (a)	279,685	21,683,978
KAR Auction Services, Inc.	188,389	5,037,522
Republic Services, Inc.	301,556	26,732,939
Rollins, Inc.	200,641	6,727,493
Stericycle, Inc. (a)(b)	125,733	5,778,689
		103,106,683
Construction & Engineering - 0.4%
AECOM (a)	220,771	7,936,717
Fluor Corp.	198,216	6,444,002
Jacobs Engineering Group, Inc.	186,710	15,405,442
Quanta Services, Inc.	200,444	7,500,614
Valmont Industries, Inc.	30,042	4,133,779
		41,420,554
Electrical Equipment - 1.1%
Acuity Brands, Inc.	56,049	7,522,897
AMETEK, Inc.	321,647	28,822,788
Fortive Corp.	418,107	31,797,037
GrafTech International Ltd. (b)	87,231	998,795
Hubbell, Inc. Class B	76,799	9,974,654
Regal Beloit Corp.	60,310	4,801,882
Rockwell Automation, Inc.	166,923	26,837,880
Sensata Technologies, Inc. PLC (a)	224,517	10,648,841
		121,404,774
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	79,519	11,467,435
ITT, Inc.	124,322	7,760,179
		19,227,614
Machinery - 3.8%
AGCO Corp.	90,001	6,930,077
Allison Transmission Holdings, Inc.	162,623	7,472,527
Apergy Corp. (a)	108,077	3,515,745
Colfax Corp. (a)(b)	130,042	3,599,563
Crane Co.	71,521	5,986,308
Cummins, Inc.	217,709	35,704,276
Donaldson Co., Inc.	180,850	9,033,458
Dover Corp.	205,121	19,865,969
Flowserve Corp.	185,748	9,292,972
Gardner Denver Holdings, Inc. (a)(b)	184,506	6,083,163
Gates Industrial Corp. PLC (a)(b)	61,899	679,651
Graco, Inc.	232,771	11,191,630
IDEX Corp.	106,935	17,988,606
Ingersoll-Rand PLC	340,887	42,154,086
Lincoln Electric Holdings, Inc.	85,011	7,185,130
Middleby Corp. (a)(b)	78,149	10,501,663
Nordson Corp.	81,093	11,487,634
Oshkosh Corp.	98,406	8,223,789
PACCAR, Inc.	480,153	33,677,931
Parker Hannifin Corp.	181,303	31,742,529
Pentair PLC	242,447	9,409,368
Snap-On, Inc.	77,398	11,811,709
Stanley Black & Decker, Inc.	214,523	31,661,450
Timken Co.	95,329	4,357,489
Toro Co.	149,590	10,893,144
Trinity Industries, Inc.	151,306	2,965,598
WABCO Holdings, Inc. (a)	72,283	9,570,992
Wabtec Corp. (b)	225,138	17,488,720
Woodward, Inc.	77,717	8,707,413
Xylem, Inc.	253,559	20,358,252
		409,540,842
Marine - 0.1%
Kirby Corp. (a)	83,498	6,542,903
Professional Services - 1.6%
CoStar Group, Inc. (a)	50,937	31,346,630
Equifax, Inc.	170,368	23,696,485
IHS Markit Ltd. (a)	560,435	36,103,223
Manpower, Inc.	84,391	7,709,118
Nielsen Holdings PLC	501,206	11,607,931
Robert Half International, Inc.	164,011	9,907,905
TransUnion Holding Co., Inc.	264,898	21,930,905
Verisk Analytics, Inc.	225,834	34,263,534
		176,565,731
Road & Rail - 0.7%
AMERCO	12,453	4,819,311
Genesee & Wyoming, Inc. Class A (a)(b)	79,084	8,684,214
J.B. Hunt Transport Services, Inc.	122,819	12,572,981
Kansas City Southern	142,024	17,574,050
Knight-Swift Transportation Holdings, Inc. Class A (b)	175,840	6,302,106
Landstar System, Inc.	56,561	6,293,542
Lyft, Inc. (b)	45,645	2,778,411
Old Dominion Freight Lines, Inc.	92,972	15,524,465
Ryder System, Inc.	73,911	3,936,500
Schneider National, Inc. Class B	78,336	1,511,885
		79,997,465
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	147,544	6,165,864
Fastenal Co.	809,348	24,927,918
HD Supply Holdings, Inc. (a)	241,339	9,776,643
MSC Industrial Direct Co., Inc. Class A	61,884	4,396,858
United Rentals, Inc. (a)	111,217	14,074,511
Univar, Inc. (a)	223,700	4,948,244
W.W. Grainger, Inc.	62,956	18,322,085
Watsco, Inc.	45,349	7,374,654
WESCO International, Inc. (a)	62,996	3,196,417
		93,183,194
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	104,041	4,311,459

TOTAL INDUSTRIALS		1,464,508,033

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	83,948	22,955,581
Ciena Corp. (a)	219,223	9,913,264
CommScope Holding Co., Inc. (a)	270,724	3,865,939
EchoStar Holding Corp. Class A (a)	67,174	3,057,760
F5 Networks, Inc. (a)	84,604	12,413,099
Juniper Networks, Inc.	483,538	13,065,197
Motorola Solutions, Inc.	233,048	38,676,646
Ubiquiti Networks, Inc. (b)	21,250	2,735,513
ViaSat, Inc. (a)	78,753	6,425,457
		113,108,456
Electronic Equipment & Components - 2.1%
ADT, Inc. (b)	159,321	1,011,688
Amphenol Corp. Class A	412,841	38,526,322
Arrow Electronics, Inc. (a)	119,732	8,693,741
Avnet, Inc.	148,624	6,750,502
CDW Corp.	205,056	24,229,417
Cognex Corp.	232,147	10,216,789
Coherent, Inc. (a)	34,020	4,723,677
Corning, Inc.	1,093,341	33,620,236
Dolby Laboratories, Inc. Class A	88,422	6,021,538
FLIR Systems, Inc.	190,942	9,482,180
IPG Photonics Corp. (a)	50,267	6,585,480
Jabil, Inc.	210,871	6,511,696
Keysight Technologies, Inc. (a)	265,518	23,769,171
Littelfuse, Inc.	33,913	5,729,940
National Instruments Corp.	184,057	7,686,220
SYNNEX Corp.	58,117	5,726,849
Trimble, Inc. (a)	355,858	15,038,559
Zebra Technologies Corp. Class A (a)	75,688	15,961,842
		230,285,847
IT Services - 5.5%
Akamai Technologies, Inc. (a)	227,583	20,056,890
Alliance Data Systems Corp.	63,022	9,889,412
Amdocs Ltd.	194,283	12,432,169
Booz Allen Hamilton Holding Corp. Class A	192,908	13,262,425
Broadridge Financial Solutions, Inc.	163,573	20,793,400
CACI International, Inc. Class A (a)	34,800	7,487,220
CoreLogic, Inc. (a)	114,009	5,195,390
DXC Technology Co.	379,614	21,171,073
Elastic NV (b)	52,825	5,220,695
EPAM Systems, Inc. (a)	73,430	14,230,000
Euronet Worldwide, Inc. (a)	70,725	11,026,735
Fiserv, Inc. (a)	799,210	84,260,686
FleetCor Technologies, Inc. (a)	120,684	34,294,772
Gartner, Inc. (a)	123,653	17,228,572
Genpact Ltd.	231,025	9,167,072
Global Payments, Inc.	221,734	37,233,573
GoDaddy, Inc. (a)	248,902	18,264,429
Jack Henry & Associates, Inc.	108,675	15,181,898
Leidos Holdings, Inc.	192,653	15,816,811
MongoDB, Inc. Class A (a)(b)	33,689	4,824,939
Okta, Inc. (a)	144,547	18,911,084
Paychex, Inc.	454,445	37,741,657
Sabre Corp.	389,118	9,148,164
Square, Inc. (a)	471,432	37,907,847
Switch, Inc. Class A (b)	80,022	1,085,899
The Western Union Co. (b)	608,993	12,788,853
Total System Services, Inc.	247,544	33,596,672
Twilio, Inc. Class A (a)(b)	163,366	22,725,844
VeriSign, Inc. (a)	148,744	31,398,371
WEX, Inc. (a)	60,701	13,237,067
		595,579,619
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)(b)	1,418,970	43,207,637
Cree, Inc. (a)	148,888	9,257,856
Cypress Semiconductor Corp.	515,861	11,849,327
Entegris, Inc.	190,555	8,291,048
First Solar, Inc. (a)	116,197	7,493,545
KLA-Tencor Corp.	229,017	31,219,597
Lam Research Corp.	212,093	44,244,721
Marvell Technology Group Ltd.	928,208	24,374,742
Maxim Integrated Products, Inc.	384,194	22,740,443
Microchip Technology, Inc. (b)	329,191	31,082,214
MKS Instruments, Inc.	76,526	6,514,658
Monolithic Power Systems, Inc.	59,206	8,771,961
ON Semiconductor Corp. (a)	577,448	12,420,906
Qorvo, Inc. (a)	173,574	12,721,238
Skyworks Solutions, Inc.	244,150	20,821,112
Teradyne, Inc.	241,067	13,434,664
Universal Display Corp. (b)	60,341	12,736,778
Versum Materials, Inc.	153,653	7,986,883
Xilinx, Inc.	359,960	41,111,032
		370,280,362
Software - 4.9%
2U, Inc. (a)(b)	78,084	999,475
Alteryx, Inc. Class A (a)(b)	64,333	7,561,701
Anaplan, Inc.	116,089	6,610,108
ANSYS, Inc. (a)	118,332	24,035,596
Aspen Technology, Inc. (a)	97,606	12,871,303
Atlassian Corp. PLC (a)(b)	149,001	20,878,020
Avalara, Inc. (a)	60,319	4,914,792
Black Knight, Inc. (a)	203,276	12,871,436
Cadence Design Systems, Inc. (a)	393,747	29,101,841
CDK Global, Inc.	172,185	8,931,236
Ceridian HCM Holding, Inc. (a)(b)	87,962	4,689,254
Citrix Systems, Inc.	177,487	16,726,375
Coupa Software, Inc. (a)	86,592	11,751,400
DocuSign, Inc. (a)(b)	216,223	11,183,054
Dropbox, Inc. Class A (a)	298,994	7,044,299
Fair Isaac Corp. (a)	40,146	13,947,523
FireEye, Inc. (a)	282,556	4,238,340
Fortinet, Inc. (a)	202,688	16,277,873
Guidewire Software, Inc. (a)	115,519	11,792,180
HubSpot, Inc. (a)	56,384	10,076,948
LogMeIn, Inc.	69,477	5,278,168
Manhattan Associates, Inc. (a)	90,721	7,710,378
New Relic, Inc. (a)	66,219	6,169,624
Nuance Communications, Inc. (a)	411,200	6,842,368
Nutanix, Inc. Class A (a)	198,313	4,501,705
Pagerduty, Inc. (b)	14,084	622,513
Palo Alto Networks, Inc. (a)	130,445	29,551,010
Parametric Technology Corp. (a)	146,534	9,932,075
Paycom Software, Inc. (a)	69,696	16,779,312
Paylocity Holding Corp. (a)	45,893	4,685,216
Pegasystems, Inc.	54,026	4,084,366
Pluralsight, Inc. (a)(b)	87,197	2,676,076
Proofpoint, Inc. (a)	77,459	9,775,326
RealPage, Inc. (a)	112,423	7,024,189
RingCentral, Inc. (a)	99,067	14,065,533
Smartsheet, Inc. (a)	120,565	6,017,399
SolarWinds, Inc. (a)(b)	62,390	1,118,029
Splunk, Inc. (a)	212,430	28,743,903
SS&C Technologies Holdings, Inc.	313,365	15,025,852
Symantec Corp.	847,806	18,278,697
Synopsys, Inc. (a)	210,960	28,007,050
Tableau Software, Inc. (a)	107,438	18,213,964
Teradata Corp. (a)	165,063	6,044,607
The Trade Desk, Inc. (a)(b)	53,639	14,123,685
Tyler Technologies, Inc. (a)	53,380	12,456,223
Zendesk, Inc. (a)	152,843	12,771,561
Zscaler, Inc. (a)(b)	86,965	7,328,541
		534,330,124
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	1,942,467	27,913,251
NCR Corp. (a)	169,815	5,741,445
NetApp, Inc.	349,987	20,470,740
Pure Storage, Inc. Class A (a)	323,882	4,903,573
Western Digital Corp.	415,079	22,368,607
Xerox Corp.	263,480	8,457,708
		89,855,324

TOTAL INFORMATION TECHNOLOGY		1,933,439,732

MATERIALS - 4.9%
Chemicals - 1.7%
Albemarle Corp. U.S. (b)	149,050	10,874,688
Ashland Global Holdings, Inc.	88,428	7,028,257
Axalta Coating Systems Ltd. (a)	292,477	8,666,094
Cabot Corp.	80,988	3,621,783
Celanese Corp. Class A	178,824	20,058,688
CF Industries Holdings, Inc.	312,651	15,494,984
Eastman Chemical Co.	196,056	14,772,820
Element Solutions, Inc. (a)	317,077	3,177,112
FMC Corp.	185,637	16,042,750
Huntsman Corp.	314,558	6,464,167
International Flavors & Fragrances, Inc. (b)	151,163	21,765,960
NewMarket Corp.	9,715	4,095,941
Olin Corp.	230,881	4,633,782
RPM International, Inc.	182,249	12,361,950
The Chemours Co. LLC	231,130	4,407,649
The Mosaic Co.	496,265	12,500,915
The Scotts Miracle-Gro Co. Class A	55,959	6,277,481
Valvoline, Inc.	265,447	5,359,375
W.R. Grace & Co.	80,992	5,492,068
Westlake Chemical Corp.	50,158	3,389,176
		186,485,640
Construction Materials - 0.5%
Eagle Materials, Inc.	64,258	5,319,277
Martin Marietta Materials, Inc.	88,408	21,903,082
nVent Electric PLC	221,582	5,493,018
Vulcan Materials Co.	186,070	25,742,785
		58,458,162
Containers & Packaging - 1.5%
Aptargroup, Inc.	89,321	10,809,627
Ardagh Group SA	26,640	443,023
Avery Dennison Corp.	119,268	13,700,315
Ball Corp.	467,686	33,430,195
Berry Global Group, Inc. (a)	186,558	8,404,438
Crown Holdings, Inc. (a)	184,237	11,793,010
Graphic Packaging Holding Co.	416,917	6,195,387
International Paper Co.	562,559	24,701,966
Owens-Illinois, Inc.	216,649	3,676,534
Packaging Corp. of America	132,526	13,381,150
Sealed Air Corp.	219,920	9,190,457
Silgan Holdings, Inc.	109,108	3,279,786
Sonoco Products Co.	140,384	8,427,252
WestRock Co.	360,493	12,995,773
		160,428,913
Metals & Mining - 1.2%
Alcoa Corp. (a)	261,188	5,874,118
Freeport-McMoRan, Inc.	2,052,185	22,697,166
Newmont Goldcorp Corp.	1,157,905	42,286,691
Nucor Corp.	431,749	23,478,511
Reliance Steel & Aluminum Co.	92,240	9,219,388
Royal Gold, Inc.	92,422	10,577,698
Steel Dynamics, Inc.	300,878	9,480,666
United States Steel Corp. (b)	240,723	3,618,067
		127,232,305
Paper & Forest Products - 0.0%
Domtar Corp.	89,097	3,782,168

TOTAL MATERIALS		536,387,188

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 8.9%
Alexandria Real Estate Equities, Inc.	158,033	23,129,710
American Campus Communities, Inc.	193,615	9,051,501
American Homes 4 Rent Class A	364,025	8,813,045
Americold Realty Trust	270,243	9,061,248
Apartment Investment & Management Co. Class A	209,141	10,360,845
Apple Hospitality (REIT), Inc.	298,201	4,684,738
AvalonBay Communities, Inc.	196,977	41,126,828
Boston Properties, Inc.	218,945	29,108,738
Brandywine Realty Trust (SBI)	246,909	3,641,908
Brixmor Property Group, Inc.	420,858	7,987,885
Brookfield Property REIT, Inc. Class A	134,060	2,588,699
Camden Property Trust (SBI)	132,057	13,695,631
Colony Capital, Inc.	678,916	3,835,875
Columbia Property Trust, Inc.	165,790	3,635,775
CoreSite Realty Corp.	51,964	5,446,347
Corporate Office Properties Trust (SBI)	158,122	4,414,766
Cousins Properties, Inc.	205,538	7,230,827
CubeSmart	266,267	9,039,765
CyrusOne, Inc.	157,816	9,058,638
DDR Corp.	195,299	2,783,011
Digital Realty Trust, Inc.	294,165	33,640,709
Douglas Emmett, Inc.	227,884	9,302,225
Duke Realty Corp.	508,723	16,955,738
Empire State Realty Trust, Inc.	204,473	2,864,667
EPR Properties	105,809	7,875,364
Equity Commonwealth	169,329	5,686,068
Equity Lifestyle Properties, Inc.	121,201	15,059,224
Equity Residential (SBI)	517,540	40,828,731
Essex Property Trust, Inc.	92,589	27,982,248
Extra Space Storage, Inc.	174,951	19,662,743
Federal Realty Investment Trust (SBI)	105,686	13,951,609
Gaming & Leisure Properties	286,277	10,795,506
HCP, Inc.	677,728	21,639,855
Healthcare Trust of America, Inc.	288,902	7,780,131
Highwoods Properties, Inc. (SBI)	144,790	6,563,331
Hospitality Properties Trust (SBI)	228,695	5,651,053
Host Hotels & Resorts, Inc.	1,039,927	18,084,331
Hudson Pacific Properties, Inc.	215,311	7,600,478
Invitation Homes, Inc.	597,992	16,426,840
Iron Mountain, Inc. (b)	403,525	11,867,670
JBG SMITH Properties	172,380	6,745,229
Kilroy Realty Corp.	140,166	11,137,590
Kimco Realty Corp.	571,753	10,983,375
Lamar Advertising Co. Class A	120,092	9,717,845
Liberty Property Trust (SBI)	209,164	10,939,277
Life Storage, Inc.	65,531	6,388,617
Medical Properties Trust, Inc.	617,296	10,802,680
Mid-America Apartment Communities, Inc.	160,713	18,938,420
National Retail Properties, Inc.	229,440	11,985,946
Omega Healthcare Investors, Inc.	301,624	10,948,951
Outfront Media, Inc.	199,867	5,432,385
Paramount Group, Inc.	287,094	3,970,510
Park Hotels & Resorts, Inc.	283,960	7,499,384
Rayonier, Inc.	183,690	5,334,358
Realty Income Corp.	445,804	30,854,095
Regency Centers Corp.	235,427	15,702,981
Retail Properties America, Inc.	299,573	3,642,808
SBA Communications Corp. Class A	158,737	38,955,647
SL Green Realty Corp.	119,126	9,658,736
Spirit Realty Capital, Inc. (b)	122,573	5,407,921
Store Capital Corp.	293,438	10,038,514
Sun Communities, Inc.	119,483	15,868,537
Taubman Centers, Inc.	82,065	3,325,274
The Macerich Co. (b)	198,959	6,575,595
UDR, Inc.	394,936	18,190,752
Ventas, Inc.	507,161	34,126,864
VEREIT, Inc.	1,379,585	12,581,815
VICI Properties, Inc. (b)	632,196	13,491,063
Vornado Realty Trust	244,392	15,719,293
Weingarten Realty Investors (SBI)	170,383	4,755,390
Welltower, Inc.	573,739	47,689,186
Weyerhaeuser Co.	1,054,854	26,803,840
WP Carey, Inc.	239,154	20,696,387
		973,823,566
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	473,992	25,126,316
Howard Hughes Corp. (a)	56,503	7,627,905
Jones Lang LaSalle, Inc.	72,726	10,595,451
		43,349,672

TOTAL REAL ESTATE		1,017,173,238

UTILITIES - 6.6%
Electric Utilities - 2.8%
Alliant Energy Corp.	336,301	16,660,352
Edison International	451,180	33,630,957
Entergy Corp.	268,899	28,401,112
Evergy, Inc.	345,228	20,882,842
Eversource Energy	449,877	34,127,669
FirstEnergy Corp.	752,456	33,085,490
Hawaiian Electric Industries, Inc.	152,560	6,834,688
IDACORP, Inc.	71,002	7,246,464
OGE Energy Corp.	283,192	12,163,096
PG&E Corp. (a)	750,277	13,602,522
Pinnacle West Capital Corp.	158,859	14,491,118
PPL Corp.	1,024,154	30,345,683
Vistra Energy Corp.	588,730	12,634,146
Xcel Energy, Inc.	728,391	43,419,388
		307,525,527
Gas Utilities - 0.3%
Atmos Energy Corp.	163,792	17,859,880
National Fuel Gas Co.	114,976	5,488,954
UGI Corp.	246,186	12,577,643
		35,926,477
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	377,137	12,875,457
The AES Corp.	938,959	15,765,122
		28,640,579
Multi-Utilities - 2.8%
Ameren Corp.	346,779	26,247,703
Avangrid, Inc.	78,714	3,978,993
CenterPoint Energy, Inc.	711,406	20,637,888
CMS Energy Corp.	400,668	23,326,891
Consolidated Edison, Inc.	463,942	39,416,512
DTE Energy Co.	258,448	32,851,325
MDU Resources Group, Inc.	277,767	7,427,490
NiSource, Inc.	527,698	15,667,354
Public Service Enterprise Group, Inc.	714,592	40,838,933
Sempra Energy	388,810	52,656,538
WEC Energy Group, Inc.	446,408	38,150,028
		301,199,655
Water Utilities - 0.4%
American Water Works Co., Inc.	255,495	29,325,716
Aqua America, Inc.	305,615	12,820,549
		42,146,265

TOTAL UTILITIES		715,438,503

TOTAL COMMON STOCKS
(Cost $9,369,513,319)		10,858,370,289
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.41% 9/12/19 (c)
(Cost $1,994,446)	2,000,000	1,995,477
	Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund 2.43% (d)	37,018,433	$37,025,837
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	510,976,379	511,027,477
TOTAL MONEY MARKET FUNDS
(Cost $548,047,176)		548,053,314
TOTAL INVESTMENT IN SECURITIES - 104.7%
(Cost $9,919,554,941)		11,408,419,080
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(513,355,153)
NET ASSETS - 100%		$10,895,063,927

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	176	Sept. 2019	$34,638,560	$816,421	$816,421

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,585,407.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$250,519
Fidelity Securities Lending Cash Central Fund	457,326
Total	$707,845

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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